Equity-based Compensation and Warrants - Shares (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2019	Feb. 29, 2020	Feb. 28, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Compensation expense		$ 2,105	$ 1,895	$ 3,364	$ 3,331	$ 6,002	$ 5,721
Stock options issued value							$ 569
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value						$ 9.55	$ 3.35
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options issued	525,907
Stock options issued value	$ 5,735
Weighted average grant date fair value						$ 5.40	$ 2.95
Aggregate intrinsic value of stock options		5,676		7,806		$ 22,033	$ 305
Unrecognized compensation expense		$ 27,203		$ 27,203		$ 12,353
Weighted average period				2 years 2 months 12 days		2 years 1 month 6 days
2007 Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized to be issued						13,116,991
Term of option						10 years
Vesting period						4 years
Common stock available for future grants						941,887
2007 Plan | Stock Option | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						1 year
Vesting percentage						25.00%
2007 Plan | Stock Option | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						3 years
Vesting percentage						75.00%
2020 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock available for future grants		3,981,071		3,981,071
2020 Equity Incentive Plan | Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock authorized to be issued		4,300,000		4,300,000
Term of option				10 years
Vesting period				4 years
2020 Equity Incentive Plan | Stock Option | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				1 year
Vesting percentage				25.00%
2020 Equity Incentive Plan | Stock Option | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				3 years
Vesting percentage				75.00%
Employee Stock Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock initially reserved		1,100,000		1,100,000